SUBSEQUENT EVENTS (Details Narrative) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 27, 2021 USD ($) shares	Jul. 27, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 27, 2021 CNY (¥) shares	Jan. 22, 2021 shares
IfrsStatementLineItems [Line Items]
Issuance of shares						3,960,000
Issuance of amount	$ 1,600				¥ 10,300
Total consideration	$ 16,120	¥ 104,070	$ 4,908	¥ 31,691
Equity interest	51.00%	51.00%
F A R L [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares	120,000				120,000
Restricted Common Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares	3,000				3,000